SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Disclosure of operating segments
We report our results of operations in three reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers and businesses.
Cable	Cable telecommunications operations, including Internet, television and other video (Video), telephony (Home Phone), and smart home monitoring services for Canadian consumers and businesses, and network connectivity through our fibre network and data centre assets to support a range of voice, data, networking, hosting, and cloud-based services for the business, public sector, and carrier wholesale markets.
Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, multi-platform shopping, and digital media.
INFORMATION BY SEGMENT

Year ended December 31, 2022	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	5	9,197	4,071	2,277	(149)	15,396
Operating costs	6	4,728	2,013	2,208	54	9,003

Adjusted EBITDA		4,469	2,058	69	(203)	6,393

Depreciation and amortization	7, 8, 9					2,576
Restructuring, acquisition and other	10					310
Finance costs	11					1,233
Other income	12					(15)

Income before income tax expense						2,289

Capital expenditures	7	1,758	1,019	142	156	3,075
Goodwill	9	1,160	1,902	969	—	4,031
Total assets		26,298	8,040	2,693	18,624	55,655

Year ended December 31, 2021	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	5	8,768	4,072	1,975	(160)	14,655
Operating costs	6	4,554	2,059	2,102	53	8,768

Adjusted EBITDA		4,214	2,013	(127)	(213)	5,887

Depreciation and amortization	7, 8, 9					2,585
Restructuring, acquisition and other	10					324
Finance costs	11					849
Other expense	12					2

Income before income tax expense						2,127

Capital expenditures	7	1,515	913	115	245	2,788
Goodwill	9	1,160	1,895	969	—	4,024
Total assets		25,247	7,887	2,665	6,164	41,963